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                       LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

         LLANY SEPARATE ACCOUNT R FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
             LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT Y

                            SUPPLEMENT DATED FEBRUARY 8, 2005

                         TO THE PROSPECTUSES DATED JULY 23, 2004

                    PRODUCTS: LINCOLN SVUL-IV, AMERICAN LEGACY SVUL-IV


Please review this supplement carefully, because it contains new information not included in the Prospectus. It references and amends specific sections of the Prospectus. Keep this supplement with your Prospectus.

PAGE 5: TABLE II: PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES - REPLACE COST OF INSURANCE CHARGE SECTION WITH THE FOLLOWING:

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                TABLE II: PERIODIC CHARGES OTHER THAN OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------
                                   WHEN CHARGE                               AMOUNT
        CHARGE                     IS DEDUCTED                               DEDUCTED
---------------------------      ---------------      ------------------------------------------------------
Cost of Insurance*               Monthly              The monthly cost of insurance rates for standard issue
  Minimum and                                         individuals ranges from a guaranteed minimum of
  Maximum Charge                                      $0.00 per $1,000 per month to a guaranteed maximum
                                                      of $83.33 per $1,000 per month of net amount at risk.

                                                      Individuals with a higher mortality risk than standard
                                                      issue individuals can be charged from 125% to 10,000%
                                                      of the standard rate.

Charge for a                                          For a male, age 55, nonsmoker, and a female, age 55,
  Representative Insured                              nonsmoker, the guaranteed maximum monthly cost of
                                                      insurance rate is $0.02 per $1000 of net amount at risk
                                                      in the year of policy issue.
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